Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 3,604
Property, plant and equipment, ending balance	£ 3,720	£ 3,604
Lease modification, period	91 years	91 years
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	£ 8,097	£ 7,929
Additions	671	408
Disposals	(313)	(511)
Exchange and other movements	(135)	271
Property, plant and equipment, ending balance	8,320	8,097
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(4,493)	(4,512)
Depreciation charge	(511)	(532)
Impairment	11	15
Disposals	295	483
Exchange and other movements	120	83
Property, plant and equipment, ending balance	(4,600)	(4,493)
Property, plant and equipment | Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9
Property, plant and equipment, ending balance	43	9
Property, plant and equipment | Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	9	2
Additions	33	9
Disposals	0	(2)
Exchange and other movements	1	0
Property, plant and equipment, ending balance	43	9
Property, plant and equipment | Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation charge	0	0
Impairment	0	0
Disposals	0	0
Exchange and other movements	0	0
Property, plant and equipment, ending balance	0	0
Property, plant and equipment | Property
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,830
Property, plant and equipment, ending balance	1,808	1,830
Property, plant and equipment | Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	3,628	3,578
Additions	215	165
Disposals	(158)	(140)
Exchange and other movements	(192)	25
Property, plant and equipment, ending balance	3,493	3,628
Property, plant and equipment | Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,798)	(1,778)
Depreciation charge	(139)	(143)
Impairment	3	1
Disposals	156	131
Exchange and other movements	99	(7)
Property, plant and equipment, ending balance	(1,685)	(1,798)
Property, plant and equipment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	688
Property, plant and equipment, ending balance	728	688
Property, plant and equipment | Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,245	2,347
Additions	267	186
Disposals	(68)	(273)
Exchange and other movements	11	(15)
Property, plant and equipment, ending balance	2,455	2,245
Property, plant and equipment | Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,557)	(1,563)
Depreciation charge	(236)	(250)
Impairment	1	0
Disposals	60	258
Exchange and other movements	7	(2)
Property, plant and equipment, ending balance	(1,727)	(1,557)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,077
Property, plant and equipment, ending balance	1,141	1,077
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,215	2,002
Additions	156	48
Disposals	(87)	(96)
Exchange and other movements	45	261
Property, plant and equipment, ending balance	2,329	2,215
Right of use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	(1,138)	(1,171)
Depreciation charge	(136)	(139)
Impairment	7	14
Disposals	79	94
Exchange and other movements	14	92
Property, plant and equipment, ending balance	£ (1,188)	£ (1,138)